Shareholder Fees - FidelitySAIInflation-ProtectedBondIndexFund-PRO	Aug. 15, 2024 USD ($)
FidelitySAIInflation-ProtectedBondIndexFund-PRO | Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none